5. Related Party Transactions (Quarterly)	9 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
5. Related Party Transactions

NOTE 5 – Related Party Transactions

The Company uses office space from a family member of a stockholder of the Company at no rent.

The Company made sales to a company in which two shareholders of the Company are members of the board of directors for the amount of $31,234 during the three months ended March 31, 2014.